UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Dryden Global Total
Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	4/30/2008

Item 1 – Reports to Stockholders

APRIL 30, 2008	SEMIANNUAL REPORT

Dryden Global Total Return Fund, Inc.

FUND TYPE

Global/international bond

OBJECTIVE

Total return made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

June 16, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Sincerely,

Judy A. Rice, President

Dryden Global Total Return Fund, Inc.

Dryden Global Total Return Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Global Total Return Fund, Inc. is total return made up of current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A shares). Gross operating expenses: Class A, 1.46%; Class B, 2.16%; Class C, 2.16%; Class Z, 1.16%. Net operating expenses apply to: Class A, 1.37%; Class B, 2.12%; Class C, 1.88%; Class Z, 1.12%, after voluntary and contractual reduction. The contractual reduction is through 2/28/2009.

Cumulative Total Returns as of 4/30/08
	Six Months	One Year	Five Years	Ten Years
Class A	4.89%	10.47%	30.93%	56.33%
Class B	4.56	9.70	26.05	46.31
Class C	4.67	9.82	27.55	48.29
Class Z	5.05	10.76	32.59	60.30
Citigroup WGBI–Unhedged[1]	8.50	15.13	41.39	91.15
Lipper Global Income Funds Avg.[2]	3.02	7.34	34.52	73.40

Average Annual Total Returns[3] as of 3/31/08
		One Year	Five Years	Ten Years
Class A		8.12%	5.06%	4.30%
Class B		7.42	5.10	4.10
Class C		11.72	5.51	4.24
Class Z		13.50	6.33	5.04
Citigroup WGBI–Unhedged[1]		20.29	8.14	7.22
Lipper Global Income Funds Avg.[2]		9.48	6.75	5.76

Distributions and Yields as of 4/30/08
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.26	4.07%
Class B	$0.23	3.51
Class C	$0.24	3.78
Class Z	$0.27	4.49

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Citigroup World Government Bond Index (WGBI)–Unhedged (formerly known as the Salomon Smith Barney World Government Bond Index–Unhedged) is a market capitalization-weighted index consisting of the government bond markets of 21 countries that are selected based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year.

2The Lipper Global Income Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Income Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

3The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns, distributions, and yields in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for Citigroup WGBI–Unhedged would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Issues expressed as a percentage of net assets as of 4/30/08
Federal National Mortgage Association, 6.50%, 03/01/37	5.0%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/37	4.6
Japanese Government Bonds, 1.10%, 09/20/12	4.1
French Government Bonds, 8.50%, 04/25/23	3.9
French Government Bonds, 5.75%, 10/25/32	2.7

Issues are subject to change.

Dryden Global Total Return Fund, Inc.	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2007, at the beginning of the period, and held through the six-month period ended April 30, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

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Hypothetical Example for Comparison Purposes

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Global Total Return Fund, Inc.		Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,048.90	1.37%	$6.98
	Hypothetical	$1,000.00	$1,018.05	1.37%	$6.87

Class B	Actual	$1,000.00	$1,045.60	2.12%	$10.78
	Hypothetical	$1,000.00	$1,014.32	2.12%	$10.62

Class C	Actual	$1,000.00	$1,046.70	1.87%	$9.52
	Hypothetical	$1,000.00	$1,015.56	1.87%	$9.37

Class Z	Actual	$1,000.00	$1,050.50	1.12%	$5.71
	Hypothetical	$1,000.00	$1,019.29	1.12%	$5.62

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2008, and divided by 366 days to reflect the six-month period. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Dryden Global Total Return Fund, Inc.	5

Portfolio of Investments

as of April 30, 2008 (Unaudited)

Principal Amount (000)		Description	Value (Note 1)

	LONG-TERM INVESTMENTS 94.0%

	Australia 0.8%
AUD	1,240	GE Capital Australia Funding, M.T.N., 6.00%, 4/15/15	$994,573

	Brazil 1.7%
BRL	1,000	Banco Bradesco SA, 144A, 14.80%, 1/4/10	631,693
	2,850	Cia Energetica de Sao Paulo, 144A, 9.75%, 1/15/15	1,671,916

			2,303,609

	Colombia 1.0%
COP	1,035,000	Republic of Colombia, 9.85%, 6/28/27	552,588
	1,300,000	Colombia Government International Bond, 12.00%, 10/22/15	792,586

			1,345,174

	Egypt 1.0%
EGP	4,000	Egypt Treasury Bill, Zero Coupon, 6/24/08	737,981
	3,700	Zero Coupon, 10/14/08	667,337

			1,405,318

	Eurobonds 17.1%
EUR	300	American International Group, Inc., 4.875%, 3/15/67(d)	381,656
		Deutsche Bundesrepublik,
	220	4.00%, 1/4/18	340,084
	2,070	4.00%, 1/4/37	2,914,381
	300	Fortis Bank, 6.50%, 9/26/49(d)	449,932
		French Government Bonds,
	2,345	8.50%, 4/25/23	5,201,122
	535	5.50%, 4/25/29	920,342
	2,020	5.75%, 10/25/32	3,602,617
	275	Goldman Sachs Group, Inc. (The), 5.125%, 10/16/14	408,173
	570	Hellenic Republic Government Bond, 4.30%, 7/20/17	870,580

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	7

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	LONG-TERM INVESTMENTS (Continued)

	Eurobonds (cont’d.)
EUR	705	Italian Government Bonds, 5.50%, 11/1/10	$1,137,106
	1,100	4.25%, 10/15/12	1,722,199
	480	4.00%, 2/1/17	725,063
	520	4.50%, 2/1/18	810,596
	865	6.00%, 5/1/31	1,533,561
	720	4.00%, 2/1/37	952,955
	560	Spanish Government Bond, 5.75%, 7/30/32	988,375

			22,958,742

	Hungary 4.1%
HUF	340,000	Hungary Government Bonds, 6.00%, 10/12/11	1,913,028
	180,000	7.25%, 6/12/12	1,050,962
	424,060	8.00%, 2/12/15	2,536,193

			5,500,183

	Japan 12.8%
JPY	578,000	Japanese Government Bonds, 1.10%, 9/20/12	5,557,127
	153,000	0.80%, 3/20/13	1,447,309
	25,500	1.80%, 9/20/16	253,244
	313,000	1.50%, 3/20/19	2,962,491
	220,200	1.90%, 12/20/23	2,085,235
	206,700	2.10%, 9/20/24	1,998,215
	249,050	1.70%, 6/20/33	2,070,335
	88,000	2.50%, 9/20/37	853,369

			17,227,325

	Norway 0.2%
NOK	1,470	Norwegian Government & Sovereign Bond, 5.00%, 5/15/15	297,210

	Poland 2.9%
PLN	2,240	Poland Government Bonds, 4.25%, 5/24/11	960,609
	6,235	6.25%, 10/24/15	2,857,545

			3,818,154

See Notes to Financial Statements.

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Principal Amount (000)		Description	Value (Note 1)

	LONG-TERM INVESTMENTS (Continued)

	Sweden 0.4%
SEK	2,860	Sweden Government Bond, 6.75%, 5/5/14	$545,306

	Turkey 1.8%
TRY	3,175	Turkey Government Bond, 16.00%, 3/7/12	2,328,206
	500	JP Morgan Chase & Co., 144A, M.T.N., Zero Coupon, 10/4/17	100,682

			2,428,888

	United Kingdom 3.2%
GBP	150	Goldman Sachs Group, Inc. (The), 7.25%, 4/10/28	304,390
	410	International Nederland Bank NV, 7.00%, 10/5/10	821,473
	200	QBE Capital Funding LP, 6.857%, 7/18/49(d)	343,341
	75	United Kingdom Treasury Bonds, 6.00%, 12/7/28	173,330
	425	4.25%, 6/7/32	797,540
	855	4.25%, 3/7/36	1,628,435
	120	4.75%, 12/7/38	248,690

			4,317,199

	United States 47.0%

	Commercial Mortgage Backed Securities 4.1%
USD	1,000	Banc of America Commercial Mortgage, Inc., Series 2005-06, Class A4, 5.1804%, 9/10/47(d)	991,822
	430	Commercial Mortgage Load Trust, Series 2008-LS1, Class A2, 6.02%, 12/10/49(d)	424,373
	400	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3, 6.015%, 5/15/46(d)	385,073
	760	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5(d), 5.224%, 4/10/37	752,929
	650	Series 2007-GG9, Class A2, 5.381%, 3/10/39	645,020

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	9

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	LONG-TERM INVESTMENTS (Continued)

	Commercial Mortgage Backed Securities (cont’d.)
USD	1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.345%, 12/15/44(d)	$993,831
	740	Morgan Stanley Capital 1, Series 2005-IQ9, Class A4, 4.66%, 7/15/56	712,747
	650	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C34, Class A2, 5.569%, 5/15/46	645,706

			5,551,501

	Corporate Bonds 25.4%
	150	Abbott Laboratories, 6.15%, 11/30/37	155,852
	250	AES Corp. (The), 8.00%, 10/15/17	260,625
	350	Affiliated Computer Services Inc., 4.70%, 6/1/10	332,500
	150	Allergan, Inc., 5.75%, 4/1/16	150,218
	220	Alliance Imaging, Inc., 7.25%, 12/15/12	212,850
	250	Allied World Insurance Holdings Ltd., 7.50%, 8/1/16	249,877
	170	American International Group, Inc., 5.45%, 5/18/17	166,338
	300	5.85%, 1/16/18, M.T.N.	299,764
	90	Archer-Daniels-Midland Co., 6.45%, 1/15/38	93,270
	250	AstraZeneca PLC, 5.40%, 9/15/12	259,006
	400	Axis Capital Holdings Ltd., 5.75%, 12/1/14	383,910
	370	Bank of America Corp., 5.65%, 5/1/18	370,274
	200	Bear Stearns Cos., Inc. (The), 7.25%, 2/1/18	218,665
	480	BHP Billiton Finance Ltd., 5.40%, 3/29/17	463,356

See Notes to Financial Statements.

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Principal Amount (000)		Description	Value (Note 1)

	LONG-TERM INVESTMENTS (Continued)

	Corporate Bonds (cont’d.)
USD	300	Blount, Inc., 8.875%, 8/1/12	$301,500
	190	Bristol-Myers Squibb Co., 5.45%, 5/1/18	192,187
	250	Burlington North Santa Fe Corp., 5.65%, 5/1/17	251,573
	115	Capital One Financial Corp., 6.15%, 9/1/16	104,259
	82	Capital Safety Group Ltd., Bank Loans(c), 4.946%, 7/20/15	75,916
	218	5.446%, 7/20/16	202,334
	350	Centennial Communications Corp., 10.125%, 6/15/13	364,875
	200	CenterPoint Energy Resources Corp., 6.625%, 11/1/37	193,569
	300	Citizens Communications Co., 9.00%, 8/15/31	276,750
	400	CMS Energy Corp., 8.50%, 4/15/11	428,381
	250	Coca-Cola Co. (The), 5.35%, 11/15/17	259,249
	14	Community Health Systems, Bank Loans(c), 4.96%, 7/25/14	13,320
	272	6.10%, 7/25/14	260,446
	200	Community Health Systems, Inc., 8.875%, 7/15/15	208,000
	720	Continental Airlines, Inc., 7.487%, 10/2/10	713,254
	360	Coventry Health Care, Inc., 6.125%, 1/15/15	340,447
	100	Covidien International Finance SA, 144A, 6.55%, 10/15/37	102,227
	500	CRH America, Inc., 5.625%, 9/30/11	492,516
	215	CVS Caremark Corp., 5.75%, 6/1/17	217,869
	300	CVS Corp., 4.00%, 9/15/09	298,024
	300	Davita, Inc., Bank Loan, 4.235%, 10/5/12(c)	286,432

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	11

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	LONG-TERM INVESTMENTS (Continued)

	Corporate Bonds (cont’d.)
USD	292	Delta Air Lines, Inc., 6.821%, 8/10/22	$266,443
	170	Dominion Resources, Inc., 5.687%, 5/15/08	170,057
	416	Domtar Corp., Bank Loan, 4.175%, 3/5/14(c)	398,122
	200	Duke Energy Carolinas LLC, 6.10%, 6/1/37	197,814
	440	Duke Energy Field Services LLC, 7.875%, 8/16/10	466,175
	600	Duke Realty LP, 5.625%, 8/15/11	577,702
	500	Embarq Corp., 7.082%, 6/1/16	496,065
	260	EnCana Corp., 5.90%, 12/1/17	265,494
	125	Energy Transfer Partners LP, 7.50%, 7/1/38	133,804
	300	Enterprise Group Holdings LP, Bank Loan, 4.965%, 11/8/14(c)	294,000
	75	Erac USA Finance Co., 144A, 6.20%, 11/1/16	67,750
	210	Federated Retail Holdings, Inc., 5.35%, 3/15/12	195,686
	450	FedEx Corp., 3.50%, 4/1/09	448,755
	250	Felcore Lodging LP, 6.787%, 12/1/11(d)	228,125
	278	Fideicomiso Petacalco, 144A, 10.16%, 12/23/09	287,035
	325	First Data Corp., 144A, 9.875%, 9/24/15	295,750
	299	First Data Corp., Bank Loan, 5.624%, 9/24/14(c)	280,366
	232	Flextronics International Ltd., Bank Loans(c), 4.947%, 10/1/14	214,480
	67	4.963%, 10/1/14	61,632
	400	Freescale Semiconductor, Inc., PIK, 9.125%, 12/15/14	329,000

See Notes to Financial Statements.

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Principal Amount (000)		Description	Value (Note 1)

	LONG-TERM INVESTMENTS (Continued)

	Corporate Bonds (cont’d.)
USD	199	Georgia Pacific, Bank Loan, 4.727%, 12/20/12(c)	$191,100
	360	Graphic Packaging International, Inc., 8.50%, 8/15/11	363,600
	15	Hawker Beechcraft, Inc., Bank Loans(c), 2.596%, 3/26/14	14,240
	257	4.6963%, 3/26/14	244,362
	298	HCA, Inc., Bank Loan, 4.946%, 11/17/13(c)	282,336
	200	HCA, Inc., PIK, 9.625%, 11/15/16	214,750
	90	Hewlett-Packard Co., 5.50%, 3/1/18	91,841
	150	HJ Heinz Co., 144A, 6.428%, 12/1/08	151,833
	365	Honeywell International, Inc., 5.70%, 3/15/37	354,415
	298	Huish Detergents, Inc., Bank Loan, 4.45%, 4/26/14(c)	254,427
	300	Huntsman LLC, 11.625%, 10/15/10	315,750
	165	Husky Energy, Inc., 6.15%, 6/15/19	166,693
	300	ICI Wilmington, Inc., Gtd. Notes 4.375%, 12/1/08	300,654
	347	Inverness Medical Innovations, Bank Loan, 4.671%, 6/26/14(c)	320,164
	350	Jabil Circuit, Inc., Sr. Notes, 5.875%, 7/15/10	343,670
	100	Kinder Morgan Energy Partners LP, 5.85%, 9/15/12	101,876
	100	Koninklijke Philips Electronics NV, 6.875%, 3/11/38	107,953
	125	Kraft Foods, Inc., 6.875%, 2/1/38	129,585
	318	Las Vegas Sands LLC, Bank Loans(c), 4.45%, 5/23/14	291,362
	80	7.11%, 5/23/14	73,391
	100	Lehman Brothers Holdings, Inc., M.T.N., 6.875%, 5/2/18	102,274

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	13

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	LONG-TERM INVESTMENTS (Continued)

	Corporate Bonds (cont’d.)
USD	70	Liberty Mutual Group, 144A, 7.50%, 8/15/36	$65,351
	80	Lincoln National Corp., 6.15%, 4/7/36	75,044
	250	McDonald’s Corp., 5.35%, 3/1/18, M.T.N.	253,604
	65	6.30%, 10/15/37	66,495
	65	Merrill Lynch & Co., Inc., 6.05%, 8/15/12	64,810
	600	5.45%, 2/5/13	583,766
	300	Metavante Corp., Bank Loan, 4.989%, 11/1/14(c)	282,000
	200	MGM Mirage, Inc., 6.625%, 7/15/15	174,500
	250	6.875%, 4/1/16	218,750
	195	Morgan Stanley, M.T.N., 5.25%, 11/2/12	193,109
	120	MUFG Capital Finance 1 Ltd., 6.346%, 7/25/49(d)	108,458
	200	Mylan, Inc., Bank Loan, 6.027%, 10/2/14(c)	195,205
	250	Nalco Co., 7.75%, 11/15/11	256,875
	250	National Beef Packing Co. LLC/NB Finance Corp., 10.50%, 8/1/11	235,000
	250	Neiman-Marcus Group, Inc., PIK, 9.00%, 10/15/15	260,000
	140	New Cingular Wireless Services, Inc., Notes, 8.125%, 5/1/12	155,430
	270	Sr. Notes, 8.75%, 3/1/31	332,335
	110	Newfield Exploration Co., 6.625%, 4/15/16	108,350
	375	Nexen, Inc., 6.40%, 5/15/37	366,725
	40	Norampac, Inc., 6.75%, 6/1/13	34,700
	400	Northern Rock PLC, 144A, 6.594%, 12/31/49(d)	233,500

See Notes to Financial Statements.

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Principal Amount (000)		Description	Value (Note 1)

	LONG-TERM INVESTMENTS (Continued)

	Corporate Bonds (cont’d.)
USD	146	NRG Energy, Inc., Bank Loans(c), 4.096%, 2/1/13	$140,271
	300	4.196%, 2/1/13	287,209
	200	Oracle Corp., 6.50%, 4/15/38	206,717
	315	Orion Power Holdings, Inc., 12.00%, 5/1/10	347,288
	150	Peabody Energy Corp., 7.375%, 11/1/16	157,500
	100	Peco Energy Co., 5.35%, 3/1/18	99,984
	200	Pioneer Natural Resources Co., 6.875%, 5/1/18	198,067
	100	Procter & Gamble Co., 5.55%, 3/5/37	99,139
	397	PTS Acquisitions Corp., Bank Loan, 4.946%, 4/10/14(c)	351,345
	250	Qwest Corp., 7.875%, 9/1/11	256,250
	200	8.875%, 3/15/12	211,000
	190	Rainbow National Services LLC, 144A, 10.375%, 9/1/14	204,250
	220	Realogy Corp., PIK, 11.00%, 4/15/14	144,100
	500	Resona Bank Ltd., 144A, 5.85%, 12/31/49(d)	421,709
	300	Reynolds American, Inc., 6.75%, 6/15/17	303,815
	125	Rockwell Automation, Inc., 6.25%, 12/1/37	124,325
	673	Royalty Pharma Finance Trust, Bank Loan, 4.938%, 4/16/13(c)	670,255
	300	RSHB Capital SA for OJSC Russian Agricultural Bank, 144A, 6.299%, 5/15/17	279,375
	175	Schering-Plough Corp., 6.55%, 9/15/37	174,280
	250	Senior Housing Properties Trust, 7.875%, 4/15/15	252,500
	447	Sensata Technologies, Bank Loan, 4.662%, 4/27/13(c)	405,467

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	15

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	LONG-TERM INVESTMENTS (Continued)

	Corporate Bonds (cont’d.)
USD	100	Spectra Energy Capital LLC, 6.20%, 4/15/18	$100,675
	130	Sprint Nextel Corp., 6.00%, 12/1/16	105,950
	220	Station Casinos, Inc., 6.00%, 4/1/12	185,625
	800	Sumitomo Mitsui Banking Corp., 144A, 5.625%, 7/29/49(b)(d)	721,454
	48	Sun Healthcare Group, Bank Loans(c), 2.696%, 4/12/14	43,931
	30	4.853%, 4/12/14	27,692
	213	4.963%, 4/12/14	193,552
	179	Sungard Data System, Inc., Bank Loan, 4.878%, 2/28/14(c)	168,838
	250	Target Corp., 7.00%, 1/15/38	268,398
	275	Tesco PLC, 144A, 6.15%, 11/15/37	267,664
	100	Textron, Inc., 5.60%, 12/1/17	101,077
	300	Thomson Corp. (The), 5.70%, 10/1/14	291,210
	700	Time Warner Cable, Inc., 5.40%, 7/2/12	704,084
	300	TNK-BP Finance SA, 144A, 7.50%, 7/18/16	290,625
	150	Transocean, Inc., 6.80%, 3/15/38	159,579
	90	Tyson Foods, Inc., 6.85%, 4/1/16	89,392
	146	United Airlines, Inc., 6.636%, 7/2/22	129,141
	200	United States Steel Corp., 5.65%, 6/1/13	195,268
	220	UnitedHealth Group, Inc., 6.875%, 2/15/38	214,660
	85	Verizon Communications, Inc., 6.40%, 2/15/38	86,576
	165	Viacom, Inc., 6.875%, 4/30/36	165,283

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Principal Amount (000)		Description	Value (Note 1)

	LONG-TERM INVESTMENTS (Continued)

	Corporate Bonds (cont’d.)
USD	135	Wal-Mart Stores, Inc., 6.20%, 4/15/38	$137,403
	150	Wyeth, 5.95%, 4/1/37	148,560
	300	Wynn Las Vegas Capital Corp., 144A, 6.625%, 12/1/14	292,500
	100	XTO Energy, Inc., 6.375%, 6/15/38	100,878

			34,079,032

	Emerging Market Bonds 0.5%
	260	Empresa Nacional de Electricidad SA (Chile), 8.35%, 8/1/13	294,054
	400	United Overseas Bank Ltd. (Singapore), Bonds, 144A, 5.375%, 9/3/19(d)	391,895

			685,949

	Mortgage Backed Securities 12.7%
	6,110	Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	6,156,788
		Federal National Mortgage Association,
	2,803	5.50%, 4/1/36	2,822,296
	6,538	6.50%, 3/1/37 - 9/1/37	6,772,500
	500	Federal National Mortgage Association TBA, 5.00%, 6/12/08	490,000
	750	6.00%, 5/13/08	767,109

			17,008,693

	Municipal Bonds 1.7%
	1,500	Gainesville Fla., Utils. Sys. Rev., Ser. A, F.S.A., 5.00%, 10/1/35	1,658,760
	600	Yuma Ariz. Indl. Dev. Auth. Hosp. Rev., A.R.S., Ref., Yuma. Regl. Med., Ser. B, F.S.A., 5.87%, 8/1/31(c)(d)	600,000

			2,258,760

	Sovereign Bonds 0.7%
	800	Republic of Argentina, 1.33%, 12/31/38	292,000

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	17

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	LONG-TERM INVESTMENTS (Continued)

	Sovereign Bonds (cont’d.)
USD	300	Republic of Panama, 7.25%, 3/15/15	$331,500
	300	Republic of Venezuela, 9.25%, 9/15/27	273,000

			896,500

	Structured Notes 0.6%
	250	Dow Jones CDX HY, Series 5-T3, 144A, 8.25%, 12/29/10	264,063
	500	Series 10-T, 144A, 8.875%, 6/29/13	489,650

			753,713

	United States Government Obligations 1.3%
	360	United States Treasury Bonds, 7.625%, 2/15/25	494,775
	5	5.00%, 5/15/37	5,419
	90	4.375%, 2/15/38	88,249
		United States Treasury Notes,
	720	3.125%, 4/30/13	722,812
	440	3.50%, 2/15/18	430,650

			1,741,905

		Total United States investments	62,976,053

		Total long-term investments (cost $120,350,242)	126,117,734

	SHORT-TERM INVESTMENTS 6.0%

Shares

	Affiliated Money Market Mutual Fund 5.1%
	6,844,865	Dryden Core Investment Fund - Taxable Money Market Series(a) (cost $6,844,865)	6,844,865

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Notional Amount		Description	Value (Note 1)

	OUTSTANDING OPTIONS PURCHASED 0.9%

	Call Options 0.3%
ISK	273	Iceland Krona/Euro, expiring 10/30/08 @ 94.70	$243
USD	1,275	United States Dollar/ Yuan Renminbi, expiring 7/21/08 @ 7.21	55,331
	253	United States Dollar/ Iceland Krona, expiring 8/05/08 @ 67.75	831
	4,499	United States Dollar/Japanese Yen, expiring 10/09/08 @ 112.70	7,828
	1,309	United States Dollar/ Chilean Peso, expiring 10/28/08 @ 497.90	111,243
	1,947	United States Dollar//Taiwan Dollar, expiring 2/13/09 @ 30.65	73,589
	4,044	United States Dollar/Swiss Franc, expiring 5/01/09 @ 1.04	166,221

		Total call options	415,286

	Put Options 0.6%
EUR	487	Euro, expiring 3/17/09 @ 124.50	52,074
	450	Euro/Polish Zloty, expiring 10/16/08 @ 3.73	51,072
CHF	765	Swiss Franc/Hungarian Forint, expiring 7/21/08 @ 153.73	6,810
	1,552	Swiss Franc/South African Rand, expiring 7/03/08 @ 6.16	15
USD	1,286	United States Dollar/Mexican Nuevo Peso, expiring 6/10/08 @ 11.24	85,687
	2,551	United States Dollar/Euro, expiring 7/28/08 @ 1.38	268,665
	1,306	United States Dollar/ Indian Rupee, expiring 2/10/09 @ 39.86	12,916
	1,315	United States Dollar/Indonesian Rupiah, expiring 1/16/09 @ 9,705	38,809
	5,203	United States Dollar/New Turkish Lira, expiring 2/12/09 @ 1.39	205,154
	1,393	United States Dollar/ Mexican Nuevo Peso, expiring 3/27/09 @ 11.18	51,705
	3,370	United States Dollar/Singapore Dollar, expiring 5/1/09 @ 1.339	79,876

		Total put options	852,783

		Total options purchased (cost $1,240,331)	1,268,069

		Total short-term investments (cost $8,085,196)	8,112,934

		Total Investments 100.0% (cost $128,435,438; Note 5)	134,230,668
		Other assets in excess of liabilities(e)	16,871

		Net Assets 100.0%	$134,247,539

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	19

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Portfolio securities are classified according to the security’s currency denomination. The following abbreviations are used in the portfolio descriptions:

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

ISK—Icelandic Krona

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish New Zloty

RON—Romanian New Lei

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—New Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

VND—Vietnamese Dong

ZAR—South African Rand

A.R.S.—Auction Rate Security

F.S.A.—Financial Security Assurance

M.T.N.—Medium Term Note

TBA—To Be Announced

PIK—Payment-In-Kind

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(b)	All or partial principal amount segregated as initial margin on financial futures contracts.
(c)	Indicates a security that has been deemed illiquid.
(d)	Variable rate instrument.
(e)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, currency swaps, credit default swaps and interest rate swaps agreements of:

Open futures contracts outstanding as of April 30, 2008:

Number of Contracts	Types	Expiration Date	Value at April 30, 2008	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
8	JPN 10 Yr. Bond	Jun. 08	$10,474,588	$10,688,275	$(213,687)
14	Long Gilt	Jun. 08	3,014,395	3,017,012	(2,617)
25	CAN 10 Yr. Bond	Jun. 08	2,936,402	2,882,187	54,215
32	Euro - Bond	Jun. 08	5,699,671	5,833,638	(133,967)
70	Euro - BOBL	Jun. 08	11,897,475	12,188,181	(290,706)
107	Euro - Schatz	Jun. 08	17,349,094	17,583,652	(234,558)
	Short Positions:
8	Australian 10 Yr. Bond	Jun. 08	707,212	709,357	2,145
18	CBT Long Bond	Jun. 08	2,104,031	2,121,030	16,999
69	2-Yr. U.S. T-Notes	Jun. 08	14,675,438	14,690,741	15,303
55	5-Yr. U.S. T-Notes	Jun. 08	6,159,141	6,217,545	58,404
145	10-Yr. U.S. T-Notes	Jun. 08	16,792,813	16,902,547	109,734

					$(618,735)

Forward foreign currency exchange contracts outstanding as of April 30, 2008:

Purchase Contracts	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2008	Unrealized Appreciation	Unrealized (Depreciation)
Argentine Peso,
Expiring 07/17/08	ARS	2,125,300	$621,433	$657,449	$36,016	$—
Expiring 07/31/08	ARS	1,872,531	559,800	591,918	32,118	—
Expiring 07/31/08	ARS	1,279,933	381,500	404,594	23,094	—
Australian Dollar,
Expiring 05/19/08	AUD	567,503	530,400	534,115	3,715	—
Expiring 05/19/08	AUD	37,200	34,448	35,011	563	—
Brazilian Real,
Expiring 07/31/08	BRL	250,584	127,200	150,754	23,554	—
Expiring 12/08/08	BRL	874,870	466,100	502,539	36,439	—

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	21

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Purchase Contracts	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2008	Unrealized Appreciation	Unrealized (Depreciation)
Expiring 12/08/09	BRL	358,984	$195,100	$206,206	$11,106	$—
Expiring 12/08/10	BRL	250,000	141,163	143,604	2,441	—
British Pound,
Expiring 05/27/08	GBP	2,145,096	4,239,337	4,257,193	17,856	—
Expiring 05/27/08	GBP	204,518	404,400	405,890	1,490	—
Canadian Dollar,
Expiring 05/14/08	CAD	2,089,514	2,050,731	2,074,505	23,774	—
Expiring 05/14/08	CAD	203,942	202,874	202,476	—	(398)
Expiring 05/14/08	CAD	463,167	458,400	459,840	1,440	—
Chilean Peso,
Expiring 10/23/08	CLP	228,693,500	452,500	489,456	36,956	—
Expiring 10/23/08	CLP	69,222,997	146,040	148,153	2,113	—
Expiring 10/23/08	CLP	183,421,700	406,700	392,564	—	(14,136)
Expiring 10/23/08	CLP	92,994,550	209,000	199,029	—	(9,971)
Expiring 10/23/08	CLP	74,590,890	163,900	159,641	—	(4,259)
Chinese Yuan Renminbi,
Expiring 05/15/08	CNY	1,845,888	253,000	264,170	11,170	—
Expiring 05/15/08	CNY	3,887,087	547,400	557,270	9,870	—
Expiring 06/05/08	CNY	3,752,153	538,700	539,618	918	—
Colombian Peso,
Expiring 06/12/08	COP	632,723,115	307,521	355,913	48,392	—
Expiring 06/12/09	COP	459,668,748	250,800	258,568	7,768	—
Expiring 06/12/10	COP	1,195,846,467	646,403	672,675	26,272	—
Czech Koruna,
Expiring 05/23/08	CZK	7,815,444	498,746	483,329	—	(15,417)
Danish Krone,
Expiring 05/23/08	DKK	4,205,757	900,411	879,207	—	(21,204)
Euro,
Expiring 05/15/08	EUR	172,400	268,168	269,022	854	—
Expiring 05/23/08	EUR	213,500	340,757	333,043	—	(7,714)
Expiring 05/23/08	EUR	300,600	468,226	468,912	686	—
Expiring 05/27/08	EUR	21,048,269	33,397,078	32,828,014	—	(569,064)
Expiring 05/27/08	EUR	228,750	357,434	356,771	—	(663)
Expiring 05/27/08	EUR	256,169	400,000	399,534	—	(466)
Indian Rupee,
Expiring 06/26/08	INR	16,017,936	395,700	393,704	—	(1,996)
Indonesian Rupiah,
Expiring 06/19/08	IDR	1,434,425,000	158,500	155,544	—	(2,956)
Expiring 07/14/08	IDR	2,331,060,500	254,900	252,772	—	(2,128)

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Purchase Contracts	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2008	Unrealized Appreciation	Unrealized (Depreciation)
Expiring 09/22/08	IDR	3,054,739,500	$318,700	$323,558	$4,858	$—
Expiring 09/22/08	IDR	1,808,080,000	194,000	191,512	—	(2,488)
Japanese Yen,
Expiring 05/27/08	JPY	1,869,336,519	18,072,241	18,008,285	—	(63,956)
Expiring 05/27/08	JPY	42,197,522	404,400	406,511	2,111	—
Malaysian Ringgit,
Expiring 08/01/08	MYR	1,693,316	500,315	536,029	35,714	—
Expiring 08/04/08	MYR	644,228	190,600	203,934	13,334	—
Expiring 08/04/08	MYR	644,773	193,800	203,781	9,981	—
Expiring 11/28/08	MYR	1,332,177	401,500	420,676	19,176	—
Expiring 11/28/08	MYR	840,132	259,300	265,298	5,998	—
Norwegian Krone,
Expiring 05/14/08	NOK	1,016,939	204,416	199,549	—	(4,867)
Expiring 05/23/08	NOK	5,765,096	1,159,618	1,130,233	—	(29,385)
New Taiwan Dollar,
Expiring 06/26/08	TWD	62,715,632	1,930,900	2,067,027	136,127	—
Expiring 10/20/08	TWD	9,745,349	307,400	324,663	17,263	—
Expiring 10/20/08	TWD	12,337,024	393,400	411,004	17,604	—
New Zealand Dollar,
Expiring 05/19/08	NZD	1,452,354	1,139,712	1,131,382	—	(8,330)
Peruvian Nuevo Sol,
Expiring 08/29/08	PEN	1,197,387	378,800	429,389	50,589	—
Expiring 08/29/08	PEN	587,763	198,100	210,775	12,675	—
Expiring 08/29/08	PEN	605,800	216,938	217,243	305	—
Philippine Peso,
Expiring 05/08/08	PHP	15,183,543	321,549	359,204	37,655	—
Expiring 05/08/08	PHP	8,070,447	177,100	190,926	13,826	—
Expiring 11/21/08	PHP	17,725,946	408,950	414,327	5,377	—
Expiring 11/21/08	PHP	7,904,820	191,400	184,768	—	(6,632)
Romanian New Lei,
Expiring 05/15/08	RON	1,141,977	492,656	484,948	—	(7,708)
Expiring 05/15/08	RON	472,537	203,337	200,666	—	(2,671)
Expiring 05/15/08	RON	620,295	272,741	263,413	—	(9,328)
Russian Rouble,
Expiring 08/08/08	RUB	6,790,303	268,100	287,237	19,137	—
Singapore Dollar,
Expiring 05/20/08	SGD	2,598,507	1,926,925	1,917,977	—	(8,948)
South African Rand,
Expiring 05/28/08	ZAR	7,862,198	1,014,870	1,032,359	17,489	—

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	23

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Purchase Contracts	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2008	Unrealized Appreciation	Unrealized (Depreciation)
South Korean Won,
Expiring 05/23/08	KRW	182,477,100	$197,700	$181,995	$—	$(15,705)
Expiring 05/23/08	KRW	245,582,200	269,205	244,783	—	(24,422)
Expiring 06/20/08	KRW	349,082,000	347,000	347,870	870	—
Expiring 08/04/08	KRW	173,474,590	190,600	173,016	—	(17,584)
Expiring 08/04/08	KRW	187,202,047	197,329	186,548	—	(10,781)
Expiring 09/17/08	KRW	166,562,550	163,297	166,033	2,736	—
Expiring 09/17/08	KRW	166,562,550	164,425	166,033	1,608	—
Swedish Krona,
Expiring 05/23/08	SEK	2,352,159	401,932	392,418	—	(9,514)
Swiss Francs,
Expiring 05/23/08	CHF	980,508	977,116	946,650	—	(30,466)
Expiring 05/23/08	CHF	1,953,625	1,876,555	1,886,163	9,608	—
Vietnamese Dong,
Expiring 03/10/09	VND	5,118,133,000	334,300	317,463	—	(16,837)

			$88,635,997	$88,508,649	$792,646	$(919,994)

Sales Contracts	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2008	Unrealized Appreciation	Unrealized (Depreciation)
Argentine Peso,
Expiring 07/17/08	ARS	2,125,300	$662,500	$671,819	$—	$(9,319)
Expiring 07/31/08	ARS	3,474,103	1,035,500	1,070,499	—	(34,999)
Brazilian Real,					—
Expiring 12/08/08	BRL	583,784	325,500	335,335	—	(9,835)
Expiring 05/27/08	BRL	459,953	273,700	274,692	—	(992)
Expiring 07/31/08	BRL	250,584	147,489	147,164	325	—
Canadian Dollar,
Expiring 05/14/08	CAD	206,800	204,419	205,314	—	(895)
Expiring 05/14/08	CAD	209,639	205,300	208,133	—	(2,833)
Chilean Peso,
Expiring 09/22/08	CLP	334,535,760	726,699	717,281	9,418	—
Expiring 09/22/08	CLP	127,327,480	272,300	273,004	—	(704)
Expiring 10/23/08	CLP	162,908,966	327,225	348,662	—	(21,437)
Expiring 10/23/08	CLP	65,784,534	131,569	140,794	—	(9,225)
Expiring 10/23/08	CLP	155,852,100	325,200	333,559	—	(8,359)
Expiring 10/23/08	CLP	106,854,300	242,300	228,692	13,608	—
Chinese Yuan Renminbi,
Expiring 05/15/08	CNY	3,352,810	463,800	480,674	—	(16,874)
Expiring 05/15/08	CNY	1,845,888	255,345	264,635	—	(9,290)

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Sales Contracts	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2008	Unrealized Appreciation	Unrealized (Depreciation)
Expiring 05/15/08	CNY	3,088,978	$434,700	$442,850	$—	$(8,150)
Expiring 07/28/08	CNY	2,639,142	377,290	383,451	—	(6,161)
Expiring 07/28/08	CNY	3,863,913	538,900	552,975	—	(14,075)
Colombian Peso,
Expiring 06/12/08	COP	1,436,535,030	730,318	808,064	—	(77,746)
Expiring 06/12/08	COP	851,703,300	436,100	479,091	—	(42,991)
Euro,
Expiring 05/15/08	EUR	129,800	203,337	202,547	790	—
Expiring 05/15/08	EUR	172,400	272,741	269,022	3,719	—
Expiring 05/27/08	EUR	270,385	421,273	421,707	—	(434)
Hungarian Forint,
Expiring 05/23/08	HUF	767,929,097	4,859,696	4,734,350	125,346	—
Icelandic Krona,
Expiring 05/14/08	ISK	4,371,949	60,054	58,374	1,680	—
Indian Rupee,
Expiring 06/26/08	INR	13,432,515	335,394	330,157	5,237	—
Japanese Yen,
Expiring 05/27/08	JPY	32,530,744	314,900	313,385	1,515	—
Expiring 08/04/08	JPY	21,123,921	197,329	204,282	—	(6,953)
Indonesian Rupiah,
Expiring 06/19/08	IDR	1,434,425,000	149,982	154,370	—	(4,388)
Expiring 07/14/08	IDR	2,331,060,500	243,478	249,827	—	(6,349)
Expiring 09/22/08	IDR	3,054,739,500	317,145	323,558	—	(6,413)
Expiring 09/22/08	IDR	4,309,414,500	455,300	456,453	—	(1,153)
Expiring 09/22/08	IDR	1,267,120,500	134,300	134,213	87	—
Malaysian Ringgit,
Expiring 08/01/08	MYR	478,552	145,767	151,251	—	(5,484)
Mexican Nuevo Peso,
Expiring 05/14/08	MXN	11,597,911	1,095,005	1,103,763	—	(8,758)
New Taiwan Dollar,
Expiring 06/26/08	TWD	33,359,848	1,043,800	1,099,498	—	(55,698)
Expiring 06/26/08	TWD	7,746,665	248,370	255,320	—	(6,950)
Expiring 10/20/08	TWD	3,944,472	132,900	131,409	1,491	—
Expiring 10/20/08	TWD	13,859,528	476,600	461,726	14,874	—
Expiring 06/28/08	TWD	56,949,813	1,900,069	1,877,343	22,726	—
New Turkish Lira,
Expiring 05/28/08	TRY	3,444,725	2,644,702	2,672,950	—	(28,248)
Norwegian Krone,
Expiring 05/23/08	NOK	2,411,744	468,226	472,816	—	(4,590)

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	25

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Sales Contracts	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2008	Unrealized Appreciation	Unrealized (Depreciation)
Peruvian Nuevo Sol,
Expiring 08/29/08	PEN	521,485	$188,500	$187,007	$1,493	$—
Expiring 08/29/08	PEN	1,869,465	660,938	670,400	—	(9,462)
Philippine Peso,
Expiring 05/08/08	PHP	11,595,754	256,600	274,326	—	(17,726)
Expiring 05/08/08	PHP	11,658,236	277,115	275,702	1,413	—
Expiring 11/21/08	PHP	7,698,561	181,100	179,947	1,153	—
Expiring 11/21/08	PHP	9,283,680	214,900	216,997	—	(2,097)
Polish Zloty,
Expiring 05/23/08	PLN	4,581,784	2,141,121	2,067,929	73,192	—
Expiring 05/23/08	PLN	900,234	404,100	406,309	—	(2,209)
Romanian New Lei,
Expiring 05/15/08	RON	632,018	268,168	268,391	—	(223)
Russian Rouble,
Expiring 08/08/08	RUB	6,790,303	277,212	285,830	—	(8,618)
Singapore Dollar,
Expiring 05/20/08	SGD	1,078,881	795,400	796,330	—	(930)
South Korean Won,
Expiring 05/23/08	KRW	295,595,200	309,200	294,634	14,566	—
Expiring 05/23/08	KRW	132,464,100	138,185	132,033	6,152	—
Expiring 06/20/08	KRW	349,082,000	352,751	347,870	4,881	—
Expiring 08/04/08	KRW	360,676,637	376,175	359,416	16,759	—
Expiring 09/17/08	KRW	333,125,100	338,800	332,066	6,734	—
Expiring 11/06/08	KRW	271,457,544	269,600	270,672	—	(1,072)
Swiss Francs,
Expiring 05/14/08	CHF	207,900	202,874	200,692	2,182	—
Expiring 05/23/08	CHF	342,269	340,757	330,450	10,307	—
Expiring 05/23/08	CHF	279,497	269,400	269,846	—	(446)
Vietnamese Dong
Expiring 03/10/09	VND	5,118,133,000	319,284	317,463	1,821	—

			$32,818,702	$32,929,319	$341,469	$(452,086)

See Notes to Financial Statements.

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Currency swap agreements outstanding as of April 30, 2008:

Counterparty(a)	Termination Date	National Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation
Citibank, NA	9/5/2008	TRY	300	18.05%	3 Month LIBOR	$85,306
Citibank, NA	6/30/2009		708	19.30%	3 Month LIBOR	321,229

						$406,535

(a)	The Fund receives a fixed rate in New Turkish Lira and pays a floating rate in U.S. Dollar.

Credit default swap agreements outstanding as of April 30, 2008:

Counterparty(a)	Termination Date	National Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ Depreciation
				Tyson Foods, Inc.,
Merrill Lynch Capital Services	9/20/2016	$90	1.73%	6.85%, 04/01/16	$296
				Idearc, Inc.,
Lehman Brothers Special Financing, Inc.	6/20/2009	300	5.00%	8.00%, 11/15/16	(804)

					$(508)

(a)	The Fund receives a fixed rate and pays a floating rate.

Interest rate swap agreements outstanding as of April 30, 2008:

Counterparty(a)	Termination Date	National Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Morgan Stanley Capital Services, Inc.	3/15/2010	$2,580	3.169%	3 Month LIBOR	$3,377
Morgan Stanley Capital Services, Inc.	5/1/2010	3,465	3.201%	3 Month LIBOR	5,141

					$8,518

(a)	The Fund receives a fixed rate and pays a floating rate.

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	27

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2008 was as follows:

Foreign Government Obligations	42.5%
Mortgage Backed Securities	12.7
Affiliated Money Market Mutual Fund	5.1
Collateralized Mortgage-Backed Securities	4.1
Healthcare & Pharmaceutical	3.5
Banking	3.2
Technology	2.2
Non Corporate	2.1
Electric	1.7
Municipal Bonds	1.7
Telecommunications	1.7
Insurance	1.5
Brokerage	1.4
United States Government Obligations	1.3
Capital Goods	1.2
Foods	1.2
Non Captive Finance	1.0
Pipelines & Others	1.0
Retailers	1.0
Energy—Other	0.9
Gaming	0.9
Options	0.9
Airlines	0.8
Chemicals	0.7
Paper	0.7
Metals	0.6
Structured Notes	0.6
Cable	0.5
Consumer	0.5
Media & Entertainment	0.5
Building Materials & Construction	0.4
Healthcare Insurance	0.4
Real Estate Investment Trusts	0.4
Energy—Integrated	0.3
Aerospace/Defense	0.2
Lodging	0.2
Railroads	0.2
Tobacco	0.2

100.0
Other assets in excess of liabilities	0.0

Net Assets	100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2008	SEMIANNUAL REPORT

Dryden Global Total Return Fund, Inc.

Statement of Assets and Liabilities

as of April 30, 2008 (Unaudited)

Assets
Investments, at value:
Unaffiliated investments (cost $121,590,573)	$127,385,803
Affiliated investments (cost $6,844,865)	6,844,865
Cash	2,471
Foreign currency, at value (cost $68,451)	68,631
Receivable for investments sold	10,992,960
Dividends and interest receivable	1,832,337
Unrealized appreciation on forward foreign currency contracts	1,134,115
Unrealized appreciation on swaps	415,349
Receivable for Fund shares sold	37,478
Prepaid expenses	18,622
Dividend reclaim receivable	1,557
Premium for swaps purchased	1,141

Total assets	148,735,329

Liabilities
Payable for investments purchased	12,588,106
Unrealized depreciation on forward foreign currency contracts	1,372,080
Payable for Fund shares reacquired	182,972
Accrued expenses	154,496
Management fee payable	72,052
Payable to broker—variation margin	62,348
Distribution fee payable	31,494
Affiliated transfer agent fee payable	16,380
Premium for swaps written	5,333
Deferred directors’ fees	1,725
Unrealized depreciation on swaps	804

Total liabilities	14,487,790

Net Assets	$134,247,539

Net assets were comprised of:
Common stock, at par	$189,978
Paid-in capital in excess of par	146,575,192

146,765,170
Distributions in excess of net investment income	(3,303,173)
Accumulated net realized loss on investment and foreign currency transactions	(14,580,311)
Net unrealized appreciation on investments and foreign currencies	5,365,853

Net assets, April 30, 2008	$134,247,539

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($123,914,142 ÷ 17,533,934 shares of common stock issued and outstanding)	$7.07
Maximum sales charge (4.50% of offering price)	.33

Maximum offering price to public	$7.40

Class B
Net asset value, offering price and redemption price per share ($4,123,808 ÷ 584,113 shares of common stock issued and outstanding)	$7.06

Class C
Net asset value, offering price and redemption price per share ($4,069,632 ÷ 577,846 shares of common stock issued and outstanding)	$7.04

Class Z
Net asset value, offering price and redemption price per share ($2,139,957 ÷ 301,861 shares of common stock issued and outstanding)	$7.09

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	31

Statement of Operations

Six Months Ended April 30, 2008

Net Investment Income
Interest	$4,047,862
Affiliated dividend income	83,260

Total income	4,131,122

Expenses
Management fee	426,465
Distribution fee—Class A	152,460
Distribution fee—Class B	18,854
Distribution fee—Class C	13,000
Transfer agent’s fee and expenses (including affiliated expense of $36,400)	141,000
Custodian’s fees and expenses	90,000
Reports to shareholders	30,000
Audit fee	26,000
Registration fees	22,000
Legal fees and expenses	11,000
Directors’ fees	6,000
Miscellaneous	6,448

Total expenses	943,227
Less: expense subsidy (Note 2)	(23,953)

Net expenses	919,274

Net investment income	3,211,848

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	615,207
Foreign currency transactions	4,904,136
Financial futures contracts transactions	(1,723,157)
Swap transactions	818,310
Written options	865,033

5,479,529

Net change in unrealized appreciation (depreciation) on:
Investments	(1,186,638)
Foreign currencies	(572,454)
Financial futures contracts	(496,489)
Written options	374,617
Swaps	(573,873)

(2,454,837)

Net income on investments	3,024,692

Net Increase In Net Assets Resulting From Operations	$6,236,540

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006
Increase (Decrease) In Net Assets
Operations:
Net investment income	$3,211,848	$3,919,673	$4,241,492
Net realized gain (loss) on investment and foreign currency transactions	5,479,529	2,825,513	(909,283)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,454,837)	2,889,854	4,471,511

Net increase in net assets resulting from operations	6,236,540	9,635,040	7,803,720

Dividends from net investment income (Note 1)*
Class A	(4,531,537)	(3,858,296)	(3,614,157)
Class B	(117,834)	(91,144)	(93,686)
Class C	(113,416)	(36,918)	(33,943)
Class Z	(80,843)	(69,341)	(86,550)

	(4,843,630)	(4,055,699)	(3,828,336)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	10,632,298	4,745,485	4,884,244
Net asset value of shares issued in reinvestment of dividends	3,053,126	2,483,065	2,256,270
Cost of shares reacquired	(11,592,484)	(20,612,262)	(35,038,483)

Net increase (decrease) in net assets from Fund share transactions	2,092,940	(13,383,712)	(27,897,969)

Total increase (decrease)	3,485,850	(7,804,371)	(23,922,585)

Net Assets:
Beginning of period	130,761,689	138,566,060	162,488,645

End of period	$134,247,539	$130,761,689	$138,566,060

*	Dividends from net investment include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	33

Notes to Financial Statements

(Unaudited)

Dryden Global Total Return Fund, Inc. (the “Fund”), is an open-end, non-diversified management investment company. The Fund’s investment objective is to seek total return made up of current income and capital appreciation.

The Fund seeks to achieve this objective by investing at least 65% of its total assets in income-producing debt securities issued by the U.S. and foreign corporations and governments, supranational organizations, semi-government entities or governmental agencies, authorities or instrumentalities and short-term bank debt securities or bank deposits. The Fund invests primarily in investment-grade securities denominated in U.S. dollars and in foreign currencies.

The Fund’s fiscal year has changed from an annual reporting period that ends December 31 to one that ends October 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semiannual reports on the new fiscal year-end schedule.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: In valuing the Fund’s assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such a day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Corporate bonds, U.S. Government securities and convertible debt securities traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently

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quoted bid and asked prices on such exchange. Future contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of April 30, 2008, there were no securities whose values were adjusted in accordance with procedures approved by the Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

Dryden Global Total Return Fund, Inc.	35

Notes to Financial Statements

(Unaudited) continued

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses resulting from valuing foreign currency denominated assets (excluding investments) and liabilities at period-end exchange rates are reflected as a component of net unrealized appreciation or depreciation on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily

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basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the trade date and settlement value. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities, which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on

Dryden Global Total Return Fund, Inc.	37

Notes to Financial Statements

(Unaudited) continued

purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Swaps: The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest and may involve payment/receipt of a premium at the time of initiation of the swap agreement. The Fund’s swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s cost basis in the swap and the proceeds of the closing transaction, including any fees.

During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Risk: Forward currency contracts, written options, financial futures contracts, and swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statements of Assets and Liabilities. Lower rated or unrated securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

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Security Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Foreign currency losses may reduce the amount of dividends of net investment income. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain

Dryden Global Total Return Fund, Inc.	39

Notes to Financial Statements

(Unaudited) continued

books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .65 of 1% of the Fund’s average daily net assets up to $1 billion and .60 of 1% of such assets in excess of $1 billion. The effective management fee rate was .65 of 1% for the six months ended April 30, 2008.

PI has contractually agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, brokerage commissions and certain extraordinary expenses) to 1.35%, 2.10%, 1.85%, and 1.10% of the average daily net assets of the Class A, B, C, and Z shares, respectively, which for the six months ended April 30, 2008 amounted to $23,953.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. For the six months ended April 30, 2008, PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Fund that it has received approximately $31,500 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2008. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2008, it received approximately $2,400 and $700 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

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PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2008.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2008 the Fund incurred approximately $38,400 in total networking fees of which approximately $14,600 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Dryden Global Total Return Fund, Inc.	41

Notes to Financial Statements

(Unaudited) continued

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding U.S. Government securities and short-term investments, for the six months ended April 30, 2008, aggregated $57,554,728 and $55,924,116, respectively.

Transactions in options written during the six months ended April 30, 2008, were as follows:

	Contracts	Premiums Received
Options outstanding at October 31, 2007	4,069,800	$408,819
Options written	5,200,000	478,766
Options closed	(1,269,800)	(14,019)
Options expired	(8,000,000)	(873,566)

Options outstanding at April 30, 2008	—	$—

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2008 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$128,986,005	$7,644,001	($2,399,338)	$5,244,663

The differences between book and tax basis are primarily attributable to the deferred losses on wash sales, difference in the treatment of accreting market discount and amortization of premiums.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2007, of approximately $18,677,700, of which $5,073,400 expires in 2008, $3,491,000 expires in 2009, $7,581,800 expires in 2010, $2,252,000 expires in 2014 and $279,500 expires in 2015. During the fiscal period ended October 31, 2007, approximately $546,100 of the capital loss carryforward expired unused. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is unlikely the Fund will be able to realize the full benefit of the remaining carryforwards prior to the expiration dates.

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Management has analyzed the Fund’s tax positions taken on the federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Dryden Global Total Return Fund, Inc.	43

Notes to Financial Statements

(Unaudited) continued

There are 2 billion authorized shares of common stock at $.01 par value per share, divided equally into Class A, B, C and Z shares.

Class A	Shares	Amount
Six months ended April 30, 2008:
Shares sold	813,883	$5,726,114
Shares issued in reinvestment of dividends	407,994	2,784,698
Shares reacquired	(1,303,599)	(9,141,284)

Net increase (decrease) in shares outstanding before conversion	(81,722)	(630,472)
Shares issued upon conversion from Class B	59,520	419,156

Net increase (decrease) in shares outstanding	(22,202)	$(211,316)

Ten months ended October 31, 2007:
Shares sold	312,593	$2,106,453
Shares issued in reinvestment of dividends	346,202	2,300,707
Shares reacquired	(2,806,027)	(18,770,109)

Net increase (decrease) in shares outstanding before conversion	(2,147,232)	(14,362,949)
Shares issued upon conversion from Class B	62,120	415,994

Net increase (decrease) in shares outstanding	(2,085,112)	$(13,946,955)

Year ended December 31, 2006:
Shares sold	379,386	$2,493,278
Shares issued in reinvestment of dividends	320,548	2,059,666
Shares reacquired	(4,435,567)	(28,984,259)

Net increase (decrease) in shares outstanding before conversion	(3,735,633)	(24,431,315)
Shares issued upon conversion from Class B	117,182	764,742

Net increase (decrease) in shares outstanding	(3,618,451)	$(23,666,573)

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Class B	Shares	Amount
Six months ended April 30, 2008:
Shares sold	208,004	$1,452,386
Shares issued in reinvestment of dividends	15,246	103,718
Shares reacquired	(81,798)	(568,299)

Net increase (decrease) in shares outstanding before conversion	141,452	987,805
Shares reacquired upon conversion into Class A	(59,690)	(419,156)

Net increase (decrease) in shares outstanding	81,762	$568,649

Ten months ended October 31, 2007:
Shares sold	75,724	$508,504
Shares issued in reinvestment of dividends	12,531	83,193
Shares reacquired	(103,025)	(686,774)

Net increase (decrease) in shares outstanding before conversion	(14,770)	(95,077)
Shares reacquired upon conversion into Class A	(62,306)	(415,994)

Net increase (decrease) in shares outstanding	(77,076)	$(511,071)

Year ended December 31, 2006:
Shares sold	62,707	$411,970
Shares issued in reinvestment of dividends	13,036	83,785
Shares reacquired	(225,722)	(1,476,111)

Net increase (decrease) in shares outstanding before conversion	(149,979)	(980,356)
Shares reacquired upon conversion into Class A	(117,207)	(764,742)

Net increase (decrease) in shares outstanding	(267,186)	$(1,745,098)

Class C
Six months ended April 30, 2008:
Shares sold	418,173	$2,929,035
Shares issued in reinvestment of dividends	12,598	85,833
Shares reacquired	(179,392)	(1,242,553)

Net increase (decrease) in shares outstanding	251,379	$1,772,315

Ten months ended October 31, 2007:
Shares sold	233,246	$1,581,857
Shares issued in reinvestment of dividends	4,542	30,138
Shares reacquired	(69,434)	(459,667)

Net increase (decrease) in shares outstanding	168,354	$1,152,328

Year ended December 31, 2006:
Shares sold	172,214	$1,127,421
Shares issued in reinvestment of dividends	4,257	27,286
Shares reacquired	(197,006)	(1,285,283)

Net increase (decrease) in shares outstanding	(20,535)	$(130,576)

Dryden Global Total Return Fund, Inc.	45

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended April 30, 2008:
Shares sold	73,955	$524,763
Shares issued in reinvestment of dividends	11,537	78,877
Shares reacquired	(91,743)	(640,348)

Net increase (decrease) in shares outstanding	(6,251)	$(36,708)

Ten months ended October 31, 2007:
Shares sold	80,647	$548,671
Shares issued in reinvestment of dividends	10,360	69,027
Shares reacquired	(104,472)	(695,712)

Net increase (decrease) in shares outstanding	(13,465)	$(78,014)

Year ended December 31, 2006:
Shares sold	130,165	$851,575
Shares issued in reinvestment of dividends	13,275	85,533
Shares reacquired	(498,490)	(3,292,830)

Net increase (decrease) in shares outstanding	(355,050)	$(2,355,722)

Note 7. New Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

In addition, in March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

APRIL 30, 2008	SEMIANNUAL REPORT

Dryden Global Total Return Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.00

Income (loss) from investment operations:
Net investment income	.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.16

Total from investment operations	.33

Less Dividends and Distributions
Dividends from net investment income*	(.26)
Tax return of capital distributions	—

Total dividends and distributions	(.26)

Net asset value, end of period	$7.07

Total Return(c):	4.89%
Ratios/Supplemental Data:
Net assets, end of period (000)	$123,914
Average net assets (000)	$122,638
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.37	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.12	%(e)(f)
Net investment income	4.92	%(e)(f)
For Class A, B, C and Z shares:
Portfolio turnover rate	137	%(g)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the ten month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than one full year are not annualized.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(e)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 1.35% of the average daily net assets of Class A. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees and net investment income ratios would be 1.44%, 1.19% and 1.63%, respectively, for the year ended December 31, 2004, 1.42%, 1.17%, and 2.23%, respectively, for the year ended December 31, 2005, 1.42%, 1.17% and 2.81%, respectively, for the year ended December 31, 2006, 1.37%, 1.12% and 3.62%, respectively, for the ten-month period ended October 31, 2007 and 1.41%, 1.16% and 4.88% respectively, for the six months ended April 30, 2008.
(f)	Annualized.
(g)	Not annualized.
*	Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

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Class A
Ten Months Ended October 31, 2007(a)(b)		Year Ended December 31,
		2006(a)		2005(a)		2004(a)		2003(a)	2002

$6.69		$6.51		$7.55		$7.51		$7.17	$6.80

.20		.19		.16		.12		.11	.26
.32		.16		(.74)		.53		.82	.41

.52		.35		(.58)		.65		.93	.67

(.21)		(.17)		(.40)		(.61)		(.59)	(.30)
—		—		(.06)		—		—	—

(.21)		(.17)		(.46)		(.61)		(.59)	(.30)

$7.00		$6.69		$6.51		$7.55		$7.51	$7.17

7.81%		5.66%		(7.94)%		9.42%		13.44%	10.13%

$122,811		$131,477		$151,399		$189,719		$198,688	$210,353
$123,600		$139,865		$169,867		$185,333		$206,127	$212,828

1.36	%(e)(f)	1.36	%(e)	1.35	%(e)	1.35	%(e)	1.43%	1.46%
1.11	%(e)(f)	1.11	%(e)	1.10	%(e)	1.10	%(e)	1.18%	1.21%
3.63	%(e)(f)	2.87	%(e)	2.30	%(e)	1.74	%(e)	1.52%	3.78%

234	%(g)	233%		307%		312%		251%	252%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	49

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.98

Income (loss) from investment operations:
Net investment income	.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.16

Total from investment operations	.31

Less Dividends and Distributions
Dividends from net investment income*	(.23)
Tax return of capital distributions	—

Total dividends and distributions	(.23)

Net asset value, end of period	$7.06

Total Return(c):	4.56%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,124
Average net assets (000)	$3,792
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.12	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	1.12	%(d)(e)
Net investment income	4.22	%(d)(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the ten month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than one full year are not annualized.
(d)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 2.10% of the average daily net assets of Class B. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees and net investment income ratios would be 2.19%, 1.19% and .90%, respectively, for the year ended December 31, 2004, 2.17%, 1.17%, and 1.47%, respectively, for the year ended December 31, 2005, 2.17%, 1.17% and 2.03%, respectively, for the year ended December 31, 2006 and 2.12%, 1.12% and 2.86%, respectively, for the ten-month period ended October 31, 2007, and 2.16%, 1.16% and 4.18% respectively, for the six months ended April 30, 2008.
(e)	Annualized.
*	Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

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Class B
Ten Months Ended October 31, 2007(a)(b)		Year Ended December 31,
		2006(a)		2005(a)		2004(a)		2003(a)	2002

$6.69		$6.51		$7.56		$7.53		$7.18	$6.81

.16		.14		.11		.07		.05	.21
.30		.17		(.74)		.52		.84	.41

.46		.31		(.63)		.59		.89	.62

(.17)		(.13)		(.36)		(.56)		(.54)	(.25)
—		—		(.06)		—		—	—

(.17)		(.13)		(.42)		(.56)		(.54)	(.25)

$6.98		$6.69		$6.51		$7.56		$7.53	$7.18

7.06%		4.90%		(8.60)%		8.44%		12.72%	9.28%

$3,508		$3,874		$5,513		$7,759		$8,602	$7,480
$3,627		$4,726		$6,792		$7,854		$8,172	$7,461

2.11	%(d)(e)	2.11	%(d)	2.10	%(d)	2.10	%(d)	2.18%	2.21%
1.11	%(d)(e)	1.11	%(d)	1.10	%(d)	1.10	%(d)	1.18%	1.21%
2.86	%(d)(e)	2.09	%(d)	1.54	%(d)	.99	%(d)	.77%	3.02%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	51

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.97

Income (loss) from investment operations:
Net investment income	.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.15

Total from investment operations	.31

Less Dividends and Distributions
Dividends from net investment income*	(.24)
Tax return of capital distributions	—

Total dividends and distributions	(.24)

Net asset value, end of period	$7.04

Total Return(c):	4.67%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,070
Average net assets (000)	$3,486
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.87	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.12	%(e)(f)
Net investment income	4.60	%(e)(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the ten month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than one full year are not annualized.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(e)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 1.85% of the average daily net assets of Class C. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees and net investment income ratios would be 1.94%, 1.19% and 1.00%, respectively, for the year ended December 31, 2004, 1.92%, 1.17%, and 1.73%, respectively, for the year ended December 31, 2005, 1.93%, 1.18% and 2.27%, respectively, for the year ended December 31, 2006, and 1.87%, 1.12% and 3.32%, respectively, for the ten-month period ended October 31, 2007 and 1.91%, 1.16% and 4.56% respectively, for the six months ended April 30, 2008.
(f)	Annualized.
*	Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

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Class C
Ten Months Ended October 31, 2007(a)(b)		Year Ended December 31,
		2006(a)		2005(a)		2004(a)		2003(a)	2002

$6.68		$6.50		$7.55		$7.51		$7.17	$6.81

.17		.16		.13		.08		.07	.22
.31		.17		(.75)		.54		.83	.40

.48		.33		(.62)		.62		.90	.62

(.19)		(.15)		(.37)		(.58)		(.56)	(.26)
—		—		(.06)		—		—	—

(.19)		(.15)		(.43)		(.58)		(.56)	(.26)

$6.97		$6.68		$6.50		$7.55		$7.51	$7.17

7.29%		5.11%		(8.43)%		8.87%		12.88%	9.37%

$2,277		$1,056		$1,161		$1,433		$904	$666
$1,279		$1,470		$1,311		$1,049		$815	$741

1.86	%(e)(f)	1.86	%(e)	1.85	%(e)	1.85	%(e)	1.93%	1.96%
1.11	%(e)(f)	1.11	%(e)	1.10	%(e)	1.10	%(e)	1.18%	1.21%
3.17	%(e)(f)	2.34	%(e)	1.80	%(e)	1.09	%(e)	1.01%	3.28%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	53

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.02

Income (loss) from investment operations:
Net investment income	.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.16

Total from investment operations	.34

Less Dividends and Distributions
Dividends from net investment income*	(.27)
Tax return of capital distributions	—

Total dividends and distributions	(.27)

Net asset value, end of period	$7.09

Total Return(c):	5.05%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,140
Average net assets (000)	$2,026
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.12	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	1.12	%(d)(e)
Net investment income	5.19	%(d)(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the ten month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than one full year are not annualized.
(d)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 1.10% of the average daily net assets of Class Z. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees and net investment income ratios would be 1.19%, 1.19% and 1.86%, respectively, for the year ended December 31, 2004, 1.17%, 1.17%, and 2.48%, respectively, for the year ended December 31, 2005, 1.17%, 1.17% and 3.00%, respectively, for the year ended December 31, 2006, and 1.12%, 1.12% and 3.85%, respectively, for the ten-month period ended October 31, 2007, and 1.16%, 1.16% and 5.15% respectively for the six months ended April 30, 2008.
(e)	Annualized.
*	Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

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Class Z
Ten Months Ended October 31, 2007(a)(b)		Year Ended December 31,
		2006(a)		2005(a)		2004(a)		2003(a)	2002

$6.72		$6.53		$7.56		$7.52		$7.18	$6.81

.21		.20		.18		.14		.13	.27
.31		.17		(.74)		.53		.82	.42

.52		.37		(.56)		.67		.95	.69

(.22)		(.18)		(.41)		(.63)		(.61)	(.32)
—		—		(.06)		—		—	—

(.22)		(.18)		(.47)		(.63)		(.61)	(.32)

$7.02		$6.72		$6.53		$7.56		$7.52	$7.18

7.99%		5.84%		(7.62)%		9.68%		13.71%	10.37%

$2,163		$2,160		$4,415		$5,386		$4,938	$4,897
$2,053		$3,212		$4,901		$4,953		$4,935	$5,334

1.11	%(d)(e)	1.11	%(d)	1.10	%(d)	1.10	%(d)	1.18%	1.21%
1.11	%(d)(e)	1.11	%(d)	1.10	%(d)	1.10	%(d)	1.18%	1.21%
3.86	%(d)(e)	3.06	%(d)	2.55	%(d)	1.95	%(d)	1.77%	4.07%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	55

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Global Total Return Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Global Total Return Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	GTRAX	PBTRX	PCTRX	PZTRX
CUSIP	26243L105	26243L204	26243L303	26243L402

MF169E2    IFS-A149105    Ed. 06/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Dryden Global Total Return Fund, Inc.

By (Signature and Title)*        /s/Deborah A. Docs

                                                        Deborah A. Docs

                                                        Secretary

Date                    June 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Judy A. Rice

                                                        Judy A. Rice

                                                        President and Principal Executive Officer

Date                    June 24, 2008

By (Signature and Title)*        /s/Grace C. Torres

                                                        Grace C. Torres

                                                        Treasurer and Principal Financial Officer

Date                    June 24, 2008

*	Print the name and title of each signing officer under his or her signature.